Common Stock Reserved for Issuance	9 Months Ended
Sep. 30, 2013
Common Stock Reserved for Issuance
Common Stock Reserved for Issuance

9. Common Stock Reserved for Issuance

        As of December 31, 2012, the Company was authorized to issue 100,000,000 common shares with a par value of $0.0001 per share.

        Upon the closing of the IPO, the Company increased the amount of common stock authorized for issuance from 100,000,000 to 1,000,000,000 common shares (unaudited).

        As of December 31, 2010, 2011, 2012 and September 30, 2013, the Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	December 31,
				September 30, 2013
	2010	2011	2012
				(unaudited)
Exercise of stock options to purchase common stock	2,350,977	4,587,344	6,581,481	7,359,661
Issuances of shares available under stock option plans	2,538,359	1,776,912	928,105	3,486,149
Vesting of restricted stock units	—	—	328,466	422,894
Employee stock purchase plan	—	—	—	738,032
Conversion of convertible preferred stock	21,245,808	25,033,684	25,876,142	—

	26,135,144	31,397,940	33,714,194	12,006,736